LOANS AND NOTES PAYABLE Q - Narrative (Details)		3 Months Ended		9 Months Ended
	Aug. 15, 2025 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Apr. 23, 2021 shares
Debt Instrument [Line Items]
Interest expense, Short-term Borrowings		$ 3,900,000	$ 3,600,000	$ 11,700,000	$ 8,200,000
Common stock, issued (in shares) | shares							100
Notes interest expense		$ 14,415,000	7,105,000	$ 42,726,000	21,121,000
Class A Common Stock
Debt Instrument [Line Items]
Common stock, issued (in shares) | shares		179,312,261		179,312,261		179,312,261
Common stock		$ 179,000		$ 179,000		$ 0
Senior Notes
Debt Instrument [Line Items]
Promissory note		847,500,000		847,500,000		847,500,000
Unamortized debt issuance cost		15,000,000		15,000,000		$ 18,500,000
Notes interest expense		14,400,000	7,100,000	42,700,000	21,100,000
Interest expense, long-term debt		5,900,000	$ 3,300,000	17,600,000	$ 10,000,000.0
2026 Exchangeable Notes | Senior Notes
Debt Instrument [Line Items]
Promissory note		$ 500,000,000		$ 500,000,000
Debt instrument, interest rate, stated percentage		3.00%		3.00%
Debt instrument, unamortized discount		$ 71,000,000		$ 71,000,000
Payments of debt issuance costs				$ 13,400,000
Debt instrument, interest rate, effective percentage		7.00%		7.00%
Debt Instrument, Convertible, Conversion Ratio				0.02999
2026 Exchangeable Notes | Senior Notes | Class A Common Stock
Debt Instrument [Line Items]
Common stock, issued (in shares) | shares		7,498.221		7,498.221
Common stock		$ 250,000		$ 250,000
2029 Exchangeable Notes | Senior Notes
Debt Instrument [Line Items]
Promissory note		$ 402,500,000		$ 402,500,000
Debt instrument, interest rate, stated percentage		2.50%		2.50%
Debt instrument, unamortized discount		$ 94,000,000		$ 94,000,000
Payments of debt issuance costs				$ 13,600,000
Debt instrument, interest rate, effective percentage		9.20%		9.20%
Debt Instrument, Convertible, Conversion Ratio				0.04199
2029 Exchangeable Notes | Senior Notes | Class A Common Stock
Debt Instrument [Line Items]
Common stock, issued (in shares) | shares		10,497.5856		10,497.5856
Common stock		$ 250,000		$ 250,000
Senior Secured Term Loan Facility | Secured Debt
Debt Instrument [Line Items]
Promissory note	$ 1,400,000,000
Long-Term Debt, Gross		$ 433,500,000		$ 433,500,000
Debt Instrument, Covenant, Minimum Quarterly Debt Service Coverage Ratio	1.40
Debt Instrument, Covenant, Maximum Loan To Cost Ratio	80.00%
Senior Secured Term Loan Facility | Secured Debt | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	4.75%
Senior Secured Term Loan Facility | Secured Debt | Floor Rate
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.50%